Consolidated statements of loss and comprehensive loss - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Revenue
Product sales	$ 12.1	$ 6.9	$ 0.6
Recycling services	1.3	0.4	0.2
Revenue	13.4	7.3	0.8
Expenses
Employee salaries and benefits	37.2	12.7	2.8
Share-based compensation	17.5	4.0	0.3
General and administrative expense	16.9	3.1	0.5
Professional fees expense	16.5	7.7	3.0
Raw materials and supplies	15.6	3.4	0.6
Depreciation	10.1	2.9	1.1
Plant facilities	3.7	1.0	0.4
Sales and marketing expense	2.4	1.0	0.4
Freight and shipping	2.0	1.0	0.1
Research and development	1.7	2.7	0.8
Change in finished goods inventory	1.0	(0.3)	0.0
Operating expenses	124.6	39.2	10.0
Loss from operations	(111.2)	(31.9)	(9.2)
Other income (expense)
Interest income	7.0	0.1	0.0
Interest expense and other costs	(17.0)	(3.8)	(0.1)
Gains (losses) on financial instruments	67.5	(38.3)	(0.1)
Excess of fair value over consideration transferred	0.0	(152.7)	0.0
Other income (expense)	57.5	(194.7)	(0.2)
Net loss before taxes	(53.7)	(226.6)	(9.4)
Income tax	0.0	0.0	0.0
Interest income on short-term investments	(53.7)	(226.6)	(9.4)
Non-controlling interest	(53.6)	(226.6)	(9.4)
Non-controlling interest	(0.1)	0.0	0.0
Foreign currency translation	0.0	0.0	(0.2)
Net loss and comprehensive loss	$ (53.7)	$ (226.6)	$ (9.6)
Loss per common share - basic (in dollars per share)	$ (0.31)	$ (2.06)	$ (0.11)
Loss per common share - diluted (in dollars per share)	$ (0.31)	$ (2.06)	$ (0.11)